Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statements of Cash Flows
Cash issuance costs, Convertible preferred stock	$ 340
Cash issuance cost, Convertible promissory notes	440
Cash issuance costs, Private Placement	$ 1,509